Income Taxes - Movements of Valuation Allowance of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Movements of valuation allowance of deferred tax assets
Balance at beginning of the year	¥ 56,653		¥ 15,651	¥ 9,183
Provided	24,196		56,653	15,651
Write off	(20,221)		(15,651)	(9,183)
Balance at end of the year	¥ 60,628	$ 9,292	¥ 56,653	¥ 15,651